Label	Element	Value
(Allspring Alternative Funds - Classes A and C) | (Allspring Global Long/Short Equity Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  19 and 20 of the Prospectus and “Additional Purchase and Redemption Information” on page  82 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 34  for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 437% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	437.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in equity securities; and
■	in the securities of companies located in at least three different countries, including the U.S.
We invest principally in equity securities such as common stocks, warrants and rights of U.S. and foreign issuers of any market capitalization. We will invest at least 40% of the Fund’s net assets, as determined in our reasonable discretion, in issuers that maintain their principal place of business, trade their securities, or conduct a significant portion of their principal business activities outside the U.S. Issuers will be deemed to have conducted a significant portion of their principal business activities outside of the U.S. if the issuer derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed outside of the U.S. or that have at least 50% of their assets in countries outside of the U.S. From time to time, the Fund may be below this 40% level (but is not expected to fall below 30%) if the portfolio managers, in their discretion, determine that market conditions warrant such lower level of investment. The Fund’s investments in foreign securities may include investments through ADRs and similar investments.
The Fund employs a strategy of taking long and short positions in equity securities publicly traded in the U.S. and in foreign developed markets. The Fund buys securities “long” that the Fund’s portfolio manager believes will outperform the equity market and sells securities “short” that the portfolio manager believes will underperform the equity market. The Fund’s long-short exposure will vary over time based on the portfolio managers assessments of market conditions and other factors. In general, the portfolio of the Fund will not be more than 100% long or short on a net basis. The Fund’s strategy seeks to provide favorable performance while seeking to reduce certain risks relative to a portfolio comprised of only long positions in the same or substantially similar securities, but there can be no guarantee that its strategy will be successful in this regard.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund may lose money,  is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Short Sales  Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify a Fund’s exposure to assets that decline in value and increase the volatility of the Fund’s net asset value.
Leverage Risk. Certain transactions, such as derivatives, may give rise to a form of leverage. Leverage increases the Fund’s portfolio losses when the value of its investments declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. Leveraging may cause a Fund to be more volatile than if the Fund had not been leveraged.
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	returns do not reflect sales charges and would be lower if they did
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: December 31, 2021 +9.30% Lowest Quarter: March 31, 2020 -11.66% Year-to-date total return as of September 30, 2022 is -16.36%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)1	[2]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Allspring Alternative Funds - Classes A and C) | (Allspring Global Long/Short Equity Fund) | MSCI World Index (Net) (USD) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	21.82%
5 Years	rr_AverageAnnualReturnYear05	15.03%
Since Inception	rr_AverageAnnualReturnSinceInception	10.87%
(Allspring Alternative Funds - Classes A and C) | (Allspring Global Long/Short Equity Fund) | Global Long/Short Equity Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.57%	[3]
5 Years	rr_AverageAnnualReturnYear05	8.19%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.94%	[3]
(Allspring Alternative Funds - Classes A and C) | (Allspring Global Long/Short Equity Fund) | ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	1.14%
Since Inception	rr_AverageAnnualReturnSinceInception	0.77%
(Allspring Alternative Funds - Classes A and C) | (Allspring Global Long/Short Equity Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.96%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.56%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.69%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 831
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,934
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,479
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year1(returns do not reflect sales charges and would be lower if they did)
Annual Return 2015	rr_AnnualReturn2015	8.75%
Annual Return 2016	rr_AnnualReturn2016	(0.52%)
Annual Return 2017	rr_AnnualReturn2017	14.95%
Annual Return 2018	rr_AnnualReturn2018	(8.55%)
Annual Return 2019	rr_AnnualReturn2019	8.15%
Annual Return 2020	rr_AnnualReturn2020	(1.17%)
Annual Return 2021	rr_AnnualReturn2021	16.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of September 30, 2022 is -16.36%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.36%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.30%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.66%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	9.96%
5 Years	rr_AverageAnnualReturnYear05	4.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 06, 2014
(Allspring Alternative Funds - Classes A and C) | (Allspring Global Long/Short Equity Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.18%
5 Years	rr_AverageAnnualReturnYear05	3.61%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 06, 2014
(Allspring Alternative Funds - Classes A and C) | (Allspring Global Long/Short Equity Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.41%
5 Years	rr_AverageAnnualReturnYear05	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 06, 2014
(Allspring Alternative Funds - Classes A and C) | (Allspring Global Long/Short Equity Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.96%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.56%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	3.44%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 447
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,056
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,805
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,775
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	347
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,056
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,805
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,775
1 Year	rr_AverageAnnualReturnYear01	15.64%
5 Years	rr_AverageAnnualReturnYear05	5.56%
Since Inception	rr_AverageAnnualReturnSinceInception	5.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2022
(Allspring Alternative Funds - Classes A and C) | (Allspring U.S. Long/Short Equity Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  19 and 20 of the Prospectus and “Additional Purchase and Redemption Information” on page  82 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 34  for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 479% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	479.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in equity securities.
We invest principally in equity securities such as common stocks, warrants and rights of U.S. issuers of any market capitalization. The Fund employs a strategy of taking long and short positions in equity securities publicly traded in the U.S. The Fund buys securities “long” that the Fund’s portfolio manager believes will outperform the equity market and sells securities “short” that the portfolio manager believes will underperform the equity market. The Fund’s long-short exposure will vary over time based on the portfolio managers assessments of market conditions and other factors. In general, the portfolio of the Fund will not be more than 100% long or short on a net basis. The Fund’s strategy seeks to provide favorable performance while seeking to reduce certain risks relative to a portfolio comprised of only long positions in the same or substantially similar securities, but there can be no guarantee that its strategy will be successful in this regard.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund may lose money,  is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.
Short Sales  Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify a Fund’s exposure to assets that decline in value and increase the volatility of the Fund’s net asset value.
Leverage Risk. Certain transactions, such as derivatives, may give rise to a form of leverage. Leverage increases the Fund’s portfolio losses when the value of its investments declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. Leveraging may cause a Fund to be more volatile than if the Fund had not been leveraged.
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	returns do not reflect sales charges and would be lower if they did
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: December 31, 2021 +14.73% Lowest Quarter: December 31, 2018 -11.25% Year-to-date total return as of September 30, 2022 is -11.85%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)1	[7]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Allspring Alternative Funds - Classes A and C) | (Allspring U.S. Long/Short Equity Fund) | MSCI USA Index (Net) (USD) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	26.45%
5 Years	rr_AverageAnnualReturnYear05	18.12%
Since Inception	rr_AverageAnnualReturnSinceInception	17.51%
(Allspring Alternative Funds - Classes A and C) | (Allspring U.S. Long/Short Equity Fund) | U.S. Long/Short Equity Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.70%	[8]
5 Years	rr_AverageAnnualReturnYear05	9.66%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	9.27%	[8]
(Allspring Alternative Funds - Classes A and C) | (Allspring U.S. Long/Short Equity Fund) | ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	1.14%
Since Inception	rr_AverageAnnualReturnSinceInception	1.04%
(Allspring Alternative Funds - Classes A and C) | (Allspring U.S. Long/Short Equity Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[9]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.18%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	2.43%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.71%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.95%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.76%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 838
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,382
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,334
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,737
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year1(returns do not reflect sales charges and would be lower if they did)
Annual Return 2017	rr_AnnualReturn2017	11.14%
Annual Return 2018	rr_AnnualReturn2018	(5.25%)
Annual Return 2019	rr_AnnualReturn2019	11.91%
Annual Return 2020	rr_AnnualReturn2020	4.09%
Annual Return 2021	rr_AnnualReturn2021	22.83%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of September 30, 2022 is -11.85%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.85%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.73%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: December 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.25%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
1 Year	rr_AverageAnnualReturnYear01	15.79%
5 Years	rr_AverageAnnualReturnYear05	7.31%
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2016
(Allspring Alternative Funds - Classes A and C) | (Allspring U.S. Long/Short Equity Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.96%
5 Years	rr_AverageAnnualReturnYear05	3.61%
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2016
(Allspring Alternative Funds - Classes A and C) | (Allspring U.S. Long/Short Equity Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.80%
5 Years	rr_AverageAnnualReturnYear05	4.27%
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2016
(Allspring Alternative Funds - Classes A and C) | (Allspring U.S. Long/Short Equity Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.18%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	2.43%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.95%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	3.51%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 454
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,077
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,008
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	354
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,077
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,213
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,008
1 Year	rr_AverageAnnualReturnYear01	21.96%
5 Years	rr_AverageAnnualReturnYear05	8.60%
Since Inception	rr_AverageAnnualReturnSinceInception	7.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2022

[1]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[2]
1.	Historical performance shown for the Class A shares prior to 12/16/22, is based on the performance of the Investor Class shares of the Fund’s predecessor, 361 Global Long/Short Equity Fund (the “Predecessor Fund”), and for the period prior to 12/12/14, is based on the performance of a predecessor account, the Analytic Global Long/Short Equity Fund, L.P., a limited partnership that was reorganized into the Predecessor Fund on 12/12/14 (the “Predecessor Account”). Performance of the Predecessor Account reflects the higher expenses applicable to it and returns would have been higher if adjusted to reflect Predecessor Fund expenses. The Predecessor Account was not registered under the Investment Company Act of 1940 (the “1940 Act”) and was not subject to certain restrictions imposed by the 1940 Act. If the Predecessor Account had been registered under the 1940 Act, performance may have been adversely affected. Historical performance shown for the Class C shares prior to their inception reflects the performance of the Class A shares, and is not adjusted to reflect the higher expenses applicable to the Class C shares. If these expenses had been included, returns would be lower. The Class A shares annual returns are substantially similar to what the Class C shares annual returns would be because Class C and the Class A shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

[3]
2.	Source: Allspring Funds Management, LLC. The Global Long/Short Equity Blended Index is composed 50% of the MSCI World Index and 50% of the ICE BofA 3-month U.S. Treasury Bill Index. You cannot invest directly in an index.

[4]
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[5]
2.	The Manager has contractually committed through February 28, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.73% for Class A and 2.48% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), expenses from dividends and interest on short positions, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[6]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[7]
1.	Historical performance shown for the Class A shares prior to 12/16/22, is based on the performance of the Investor Class shares of the Fund’s predecessor, 361 Domestic Long/Short Equity Fund. Historical performance shown for the Class C shares prior to their inception reflects the performance of the Class A shares, and is not adjusted to reflect the higher expenses applicable to the Class C shares. If these expenses had been included, returns would be lower. The Class A shares annual returns are substantially similar to what the Class C shares annual returns would be because Class C and the Class A shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

[8]
2.	Source: Allspring Funds Management, LLC. The U.S. Long/Short Equity Blended Index is composed 50% of the MSCI USA Index and 50% of the ICE BofA 3-month U.S. Treasury Bill Index. You cannot invest directly in an index.

[9]
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

[10]
2.	The Manager has contractually committed through February 28, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.58% for Class A and 2.33% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), expenses from dividends and interest on short positions, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.